Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable		$ 31,795,988
Convertible note [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable		17,422,132
Warrants issued against SSCPN [Member]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’) (Details) - Schedule of Convertible Notes Payable Fair Value Option [Line Items]
Total Convertible Notes payable		$ 14,373,856